Note 6 - Vessels, Net (Details) - Vessels, Net (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessels, Net [Abstract]
Balance, December 31	$ 849,452,594	$ 776,302,690	$ 729,452,091
Balance, December 31	(172,429,692)	(141,668,019)	(115,619,118)
Balance, December 31	677,022,902	634,634,671	613,832,973
Acquisitions (transfer from Advances for Vessels under Construction)	73,149,904	65,661,599
Disposals		(18,811,000)
Disposals		2,727,787
Disposals		(16,083,213)
Depreciation for the year	$ (30,761,673)	$ (28,776,688)